SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details) - $ / shares	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Accounting Policies [Abstract]
Year end average rate (P&L rate)	$ 82.7072	$ 79.2967	$ 79.0120
Year end rate (Balance sheet rate)	$ 83.1975	$ 82.7872	$ 82.2169